Pension - Defined Benefit Plan (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Retirement Benefits [Abstract]
Service cost	$ 1	$ 1
Interest cost	8	8
Expected return on plan assets	(7)	(7)
Amortization of net actuarial loss	2	2
Net periodic benefit cost	$ 4	$ 4